SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2020
Sales to external customers	13,438	5,613	27,989	5,034	1,185	11	—	53,270
Intersegment sales [2]	230	723	82	703	1,600	13	(3,351)	—
Operating income (loss)	1,684	777	(1,439)	209	1,247	(268)	(100)	2,110
Depreciation and amortization	(537)	(228)	(1,418)	(492)	(243)	(42)	—	(2,960)
Impairment reversal (impairment)	660	—	(527)	—	—	—	—	133
Capital expenditures	527	217	1,040	476	140	39	—	2,439
Year ended December 31, 2019
Sales to external customers	18,590	6,980	37,487	6,506	981	71	—	70,615
Intersegment sales [2]	116	1,186	234	491	1,683	353	(4,063)	—
Operating income (loss)	(1,144)	853	(1,101)	31	1,026	(285)	(7)	(627)
Depreciation and amortization	(638)	(277)	(1,261)	(499)	(237)	(155)	—	(3,067)
Impairment	(1,300)	—	(525)	(102)	—	—	—	(1,927)
Capital expenditures	828	360	1,355	673	185	171	—	3,572
Year ended December 31, 2018
Sales to external customers	20,255	7,083	40,247	7,527	836	85	—	76,033
Intersegment sales [2]	215	1,678	241	581	1,390	307	(4,412)	—
Operating income (loss)	1,988	1,370	1,636	1,129	707	(247)	(44)	6,539
Depreciation and amortization	(593)	(301)	(1,201)	(432)	(217)	(55)	—	(2,799)
Bargain purchase gain[3]	—	—	209	—	—	—	—	209
Impairment	—	(86)	(908)	—	—	—	—	(994)
Capital expenditures	758	256	1,340	704	210	37	—	3,305
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
3.See note 2.2.4.
Reconciliation of Operating Income (Loss) to Net Income
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2020	2019	2018
Operating (loss)/income	2,110	(627)	6,539
Income from investments in associates and joint ventures	234	347	652
Financing costs - net	(1,256)	(1,652)	(2,210)
(Loss) income before taxes	1,088	(1,932)	4,981
Income tax expense (benefit)	1,666	459	(349)
Net (loss) income (including non-controlling interests)	(578)	(2,391)	5,330

Schedule of Geographical Areas

	Year ended December 31,
	2020	2019	2018
Americas
United States [1]	9,991	15,238	16,271
Brazil	4,396	5,094	4,982
Canada	2,537	3,004	3,563
Mexico	1,707	1,941	1,970
Argentina	679	814	960
Others	872	1,195	1,322
Total Americas	20,182	27,286	29,068
Europe
Germany	4,200	5,694	6,757
Poland	3,231	3,957	4,518
France	3,115	4,114	4,431
Spain	2,817	3,855	4,265
Italy	3,195	4,317	3,333
Czech Republic	752	1,244	1,782
Turkey	1,075	1,499	1,683
United Kingdom	966	1,434	1,471
Belgium	1,274	1,617	1,309
Netherlands	878	1,142	1,209
Russia	804	876	1,144
Romania	335	720	708
Ukraine [2]	515	540	635
Others	3,148	4,359	5,018
Total Europe	26,305	35,368	38,263
Asia & Africa
South Africa	1,366	2,260	2,742
Morocco	492	583	628
Egypt	103	309	206
Rest of Africa	619	1,278	1,257
China	1,622	676	608
Kazakhstan	425	470	496
South Korea	331	380	365
India	142	95	92
Rest of Asia	1,683	1,910	2,308
Total Asia & Africa	6,783	7,961	8,702
Total	53,270	70,615	76,033
1.On December 9, 2020, the Company completed the sale of ArcelorMittal USA. The sales of the operations disposed of were consolidated by ArcelorMittal until December 9, 2020, see note 2.3.1.
2.Ukraine is presented separately in 2020, due to the increased contribution. In prior periods Ukraine was included in others. The comparative periods are revised to align with the current presentation.

	December 31,
	2020	2019
Americas
Canada	5,213	5,336
Brazil	3,330	4,254
United States [2]	116	2,878
Mexico	1,457	1,408
Argentina	249	266
Venezuela	17	17
Others	18	16
Total Americas	10,400	14,175
Europe
France	4,207	4,293
Germany	2,789	2,665
Belgium	2,712	2,695
Poland	2,546	2,508
Ukraine	2,154	2,674
Spain	2,058	1,920
Italy [3]	15	1,488
Luxembourg	1,297	1,231
Bosnia and Herzegovina	189	188
Romania	56	62
Czech Republic	28	31
Others	191	165
Total Europe	18,242	19,920
Asia & Africa
Kazakhstan	1,401	1,519
South Africa	528	568
Liberia	132	157
Morocco	102	92
Others	137	128
Total Asia & Africa	2,300	2,464
Unallocated assets	23,137	22,733
Total	54,079	59,292
1.Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.
2.On December 9, 2020, the Company completed the sale of ArcelorMittal USA assets (see note 2.3.1).
3.On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, to form a public-private partnership between the parties. As a result, the carrying amounts of the assets of ArcelorMittal Italia was classified as held for sale and will be accounted for under the equity method upon closing of the first investment, see note 2.3.2.
Schedule of Sales by Product Type
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2020	2019	2018
Flat products	31,584	43,633	46,734
Long products	11,117	13,706	15,751
Tubular products	1,343	2,044	2,158
Mining products	1,451	1,165	1,009
Others	7,775	10,067	10,380
Total	53,270	70,615	76,033

Disaggregation of Revenue From Contracts With Customers
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,791	5,226	25,437	4,232	—	—	47,686
Non-steel sales [1]	141	108	620	452	1,154	—	2,475
By-product sales [2]	83	82	553	90	—	—	808
Other sales [3]	423	197	1,379	260	31	11	2,301
Total	13,438	5,613	27,989	5,034	1,185	11	53,270

Year ended December 31, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,669	6,467	33,759	5,789	—	—	63,684
Non-steel sales [1]	233	112	1,130	254	945	—	2,674
By-product sales [2]	114	93	816	135	—	—	1,158
Other sales [3]	574	308	1,782	328	36	71	3,099
Total	18,590	6,980	37,487	6,506	981	71	70,615

Year ended December 31, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	19,372	6,582	36,603	6,748	—	—	69,305
Non-steel sales [1]	256	65	882	263	806	—	2,272
By-product sales [2]	124	115	947	182	—	—	1,368
Other sales [3]	503	321	1,815	334	30	85	3,088
Total	20,255	7,083	40,247	7,527	836	85	76,033
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-product sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.